BRAZOS/JMIC Small Cap Growth Portfolio
                                 1-800-426-9157


PROSPECTUS                                                     December 31, 1996

INVESTMENT OBJECTIVES

     Brazos Mutual Funds (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series of shares (known as "Portfolios") each of which has different investment objectives and investment policies. The BRAZOS/JMIC Small Cap Growth Portfolio currently offers only one class of shares. The securities offered in this Prospectus are shares of one diversified, no-load Portfolio managed by John McStay Investment Counsel.

     BRAZOS/JMIC Small Cap Growth Portfolio. The objective of the BRAZOS/JMIC Small Cap Growth Portfolio (the "Portfolio") is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investin primarily in small capitalization companies.

     There can be no assurance that the Portfolio will meet its stated objective.

ABOUT THIS PROSPECTUS

     Keep this Prospectus for future reference. It contains information you should know before you invest. A "Statement of Additional Information" ("SAI") containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated December 31, 1996 and has been incorporated by reference into this Prospectus. For a free copy of the SAI write to the Fund or call the Fund's Administrator at the telephone number above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                             Dated December 31,1996

                               Investment Adviser
                         JOHN McSTAY INVESTMENT COUNCIL
                                5949 Sherry Lane
                                   Suite 1560
                                Dallas,TX 75225

                        RODNEY SQUARE DISTRIBUTORS, INC.

                               TABLE OF CONTENTS

Fund Expenses                                     3
Prospectus Summary                                4
Risk Factors                                      5
Investment Objective                              5
Investment Policies                               6
Other Investment Policies                         7
Investment Limitations                            10
Purchase of Shares                                11
Redemption of Shares                              14
Shareholder Services                              16
Valuation of Shares                               17
Performance Calculations                          17
Dividends, Capital Gains Distributions and Taxes  18
Investment Adviser                                19
Adviser's Historical Performance                  19
Administrative Servicies                          21
Distributor                                       21
Porfolio Transactions                             22
General Information                               22

     No person has been authorized to give any information or to make any representations not contained in the Prospectus, or in the Fund's Statement of Additional Information, in connection with the offering made by this Prospectus and, if given or made, such information or its representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                                  FUND EXPENSES

     The following table illustrates expenses and fees a shareholder of the Portfolio will incur. Additional transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. Please see "Purchase of Shares" for further information.

                        Shareholder Transaction Expenses

Sales Load Imposed on Purchases                               NONE
Sales Load Imposed on Reinvested Dividends                    NONE
Deferred Sales Load                                           NONE
Redemption Fees                                               NONE
Exchange Fees                                                 NONE

     The table below shows the expenses an investor in the Portfolio would bear directly or indirectly. The expenses and fees listed are based on estimates of the Portfolio's operating costs to be incurred during the fiscal period ending September 30, 1997.

                         Annual Fund Operating Expenses
                    (As a Percentage of Average Net Assets)

Investment Advisory Fees (After Fee Waivers)                   .83%
Administrative Fees                                            .10%
12b-1 Fees                                                     NONE
Other Expenses                                                 .42%
Total Operating Expenses (After Fee Waivers)                  1.35%*

     The fees set forth above are estimated amounts for its first year of operations assuming average daily net assets of $40 million.

* The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the expense ratio from exceeding 1.35% of its average daily net assets. Without the fee waiver, the annual investment advisory fee would be .90% of average net assets. Absent the fee waiver, the Portfolio's total annual operating expenses are estimated to be 1.42% of average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of a Portfolio.

     The following example shows the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Portfolio charges a $12.00 redemption fee for wire redemptions.

                                                     1 Year        3 Years

BRAZOS/JMIC Small Cap Growth Portfolio                 $14            $43

     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

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

                               PROSPECTUS SUMMARY

INVESTMENT ADVISER

     John McStay Investment Counsel (the "Adviser"), an investment counseling firm founded in 1983, is the investment adviser to the Portfolio. The Adviser currently manages approximately $2.0 billion in assets for institutional clients and high net worth individuals. See "INVESTMENT ADVISER."

PURCHASE OF SHARES

     Shares of the Portfolio are offered through Rodney Square Distributors, Inc. (the "Distributor" or "RSD"). The shares are available to investors at net asset value without a sales commission. Shares can be purchased by sending investments directly to the Fund. The minimum initial investment is $10,000. The minimum for subsequent investments is $1,000. Certain exceptions to the initial or minimum investment amounts may be made by Fund officers. See "PURCHASE OF SHARES."

DIVIDENDS AND DISTRIBUTIONS

     The Portfolio will normally distribute substantially all of its net investment income in annual dividends. It will also annually distribute any realized net capital gains. Distributions will automatically be reinvested in Portfolio shares unless an investor elects to receive cash distributions. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

REDEMPTIONS AND EXCHANGES

     Shares of the Portfolio may be redeemed without cost at any time, at the net asset value of the Portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. See "REDEMPTION OF SHARES."

ADMINISTRATIVE SERVICES

     Rodney Square Management Corporation (the "Administrator" or "Rodney Square"), is responsible for performing and overseeing administration, fund accounting, dividend disbursing and transfer agent services for the Fund. See "AMINISTRATIVE SERVICES."

RISK FACTORS

     Prospective investors should consider the following: (1) the small capitalization corporations in which the Portfolio will invest are more vulnerable to financial and other risks than larger corporations and the securities of such small capitalization corporations may involve a higher degree of risk and price volatility than investments in the general equity markets. (2) The Portfolio may invest a portion of its assets in derivatives including futures contracts and options. (See "FUTURES CONTRACTS AND OPTIONS.") (3) The Portfolio may invest in securities of foreign issuers, which may be subject to additional risks. (See "FOREIGN SECURITIES.") (4) High rates of Portfolio Turnover may result in additional cost and the realization of capital gains. (See "PORTFOLIO Turnover") (5) The Portfolio may use various investment practices, including investing in repurchase agreements, when issued, forward delivery and delayed settlement securities. (See "OTHER INVESTMENT POLICIES.").

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

                              INVESTMENT OBJECTIVE

     The objective of the Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies. The Portfolio attempts to limit the risk of decline in the value of its securities by following a stock selection process that emphasizes the use of traditional fundamental security analysis and valuation methods as described under "Investment Policies".

                               INVESTMENT POLICIES

     The Portfolio will invest (under normal circumstances) at least 65% of its total assets in equity securities of a diverse spectrum of companies which have market capitalizations at the time of purchase from $40 million to $1.2 billion. The remaining 35% of the Portfolio's total assets may be invested in equity securities of companies which have market capitalizations at the time of purchase that are larger than $1.2 billion. The equity securities in which the Portfolio will invest consist of common stocks and securities convertible into common stocks, including convertible preferred stocks and convertible bonds, and ADRs.

     The Adviser selects companies based on their potential for strong growth in revenue, earnings and cash flow, strong management, leading products or services and potential for improvement. The list of potential investments is further filtered by the use of traditional fundamental security analysis and valuation methods including, but not limited to, analysis of relative returns on capital and equity, reward to risk ratios and earnings per share growth rates relative to prce earnings ratios. The Adviser believes that many companies with smaller capitalizations have greater potential than their larger counterparts to deliver above-average revenue and earnings growth rates that may not have yet been recognized by investors.

     The Adviser expects that a majority of investments in the Portfolio will be in U.S. based companies, however shares of foreign based companies may be purchased if they meet the Portfolio's investment criteria. Under normal circumstances, investments in foreign based companies will comprise no more than 15% of total portfolio assets. The Portfolio may invest up to 20% of its assets at the time of purchase in securities of companies that have (with predecessors) a continuous operating history of less than 3 years. Such investments may be characterized as potentially possessing higher business risks as well as greater stock market risks and price volatility. Such companies may face special risks that their products or services may not prove to be commercially successful.

     It is anticipated that cash reserves will represent a relatively small percentage of total portfolio assets (less than 10% under most circumstances). In unusual circumstances, or for temporary defensive purposes when market or economic conditions warrant, the Portfolio may invest all or a portion of its assets in short-term investments, cash and cash equivalents. When the Portfolio is in a defensive position, it may not be pursuing its investment objective.

                            OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS

     Occasionally, the Portfolio may invest a portion of its assets in the following money market instruments, consistent with the Portfolio's investment policies.

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association.

     Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time (not longer than seven days) at a stated interest rate. Time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio under most circumstances.

     Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn o a commercial bank by a borrower, usually in connection with an international commercial transaction.

     The Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable to other debt securities which may be purchased by the Portfolio;

     (2)  Commercial  paper  rated A-1 or A-2 by S&P or  Prime-1  or  Prime-2 by
          Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P;

     (3) Short-term corporate obligations rated A or better by Moody's or by S&P;

     (4) U.S. Government obligations including, bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Treasury, supported by the full faith and credit pledge of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

     (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies; and

     (6)  Repurchase agreements collateralized by securities listed above.

REPURCHASE AGREEMENTS

     The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities. In addition, the Portfolio may invest in repurchase agreements collateralized by certificates of deposit, and certain bankers' acceptances and other securities outlined above under "Short-Term Investments." In a repurchase agreement, a Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price if such securities mature in one year or less, or 101% of the repurchase price if such securities mature in more than one year.

     The use of repurchase agreements involves certain risks. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

LENDING OF SECURITIES

     The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is subject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions about securities lending.

     An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolio will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES

     The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement" or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a Portfolio until it receives payment or delivery from the other party to any of the above transactions. The Portfolio will maintain a separate account of cash, U.S. Government securities, other high grade debt obligations or other liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made, although the Portfolio may earn income on securities it has deposited in a segregated account.

     The Portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in when-issued or forward delivery transactions, it does so to acquire securities consistent with its investment objective and policies and not for the purpose of investment leverage.

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PORTFOLIO TURNOVER

     It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 300%. In addition to Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for information on taxation.

INVESTMENT COMPANIES

    The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in securities of other open-end or closed-end investment companies. No more than 5% of the investing Portfolio's total assets may be invested in securities of any one investment company nor may it acquire more than 3% of the voting securities of any investment company. The Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

FOREIGN INVESTMENTS

     It is expected that generally, the Portfolio will invest in common stocks of companies listed on foreign stock exchanges, but it may also invest in stocks traded in the over-the-counter market. Common stocks for this purpose also include securities having common stock characteristics such as rights and warrants to purchase common stocks. The Portfolio may also invest in foreign equity securities in the form of American Depositary Receipts (ADRs) and other similar global instruments. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

     Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

     As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

FUTURES CONTRACTS AND OPTIONS

     In order to remain fully invested and to reduce transaction costs, the Portfolio may invest in appropriate futures contracts and options (also known as derivatives). Because transaction costs associated with futures and options may be lower than the costs of investing in stocks and bonds directly, it is expected that use of index futures and options to facilitate cash flows may reduce a Portfolio's overall transaction costs. The Portfolio may enter into futures contracts provided that not more than 5% of the Portfolio's assets are required as margin deposit to secure obligations under such contracts.

     Futures and options can be volatile and involve various degrees and types of risk. If the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with its investments, use of futures and options contracts could result in a loss. The Portfolio could also suffer losses if it is unable to liquidate its position due to an illiquid secondary market. In the opinion of the Trustees of the Fund, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions traded on national exchanges and for which there appears to be a liquid secondary market.

RESTRICTED SECURITIES

     The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. A Portfolio will invest no more than 15% of its net assets in illiquid securities. The prices realized from the sales of these securities could be less than those originally paid by the Portfolio or less than what would be considered the fair value of such securities.

     Except as specified above and as described under "INVESTMENT LIMITATIONS," the foregoing investment policies are not fundamental and the Trustees may change such policies without an affirmative vote of a majority of the outstanding voting securities of a Portfolio, as defined in the 1940 Act.

                             INVESTMENT LIMITATIONS

    The Portfolio will not:

     (a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof);

     (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

     (c) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when a Portfolio adopts a temporary defensive position;

     (d) make loans except (i) by purchasing bonds, debentures or similar obligations which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

     (e) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 % of the Portfolio's gross assets valued at the lower of market or cost, and a Portfolio may not purchase additional securities when borrowings exceed 5% of total gross assets; or

     (f) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 % of its total assets at fair market value.

     The investment limitations described here and certain of the investment limitations in the SAI are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio of the Fund. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction.

                               PURCHASE OF SHARES

     Shares of the Portfolio may be purchased without sales commission, at the net asset value per share next determined after an order, including payment in the manner described herein, is received by the Fund. (See "VALUATION OF SHARES.") The minimum initial investment required is $10,000. Certain exceptions may be made by the officers of the Fund.

INITIAL INVESTMENTS

BY MAIL

     * Complete and sign an Account Registration Form and mail it together with a check, drawn on a U.S. bank, made payable to Brazos Mutual Funds, to:

             Brazos Mutual Funds
             c/o Rodney Square Management Corporation
             P.O. Box 8987
             Wilmington, DE 19899

             A purchase order sent by overnight mail should be sent to:

             1105 North Market Street, 3rd Floor
             Wilmington, DE 19801

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

     * Payment for the purchase of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined after receipt. Payment does not need to be converted into Federal Funds (moneys credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. Make certain that you specify the Portfolio in which you wish to invest on the Account Registration Form.

BY WIRE

     * As soon as possible, telephone Rodney Square at 1-800-426-9157 and provide the account name, address, telephone number, social security or taxpayer identification number, Portfolio selected, amount being wired and the name of the bank wiring the funds. An account number will then be provided to you. Next,

     *    instruct your bank to wire the specified amount to:

                      RODNEY SQUARE MANAGEMENT CORPORATION
                          C/O WILMINGTON TRUST COMPANY
                                 WILMINGTON, DE
                                ABA #0311-0009-2
                         ATTENTION: Brazos Mutual Funds
                      REF: PORTFOLIO NAME ________________
                              DDA Acct. #2731-2721
              FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

     * Forward a completed Account Registration Form to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the New York Stock Exchange and the Custodian Bank are open for business.

ADDITIONAL INVESTMENTS

     Additional investments can be made at any time. The minimum additional investment is $1,000. Shares can be purchased at net asset value by mailing a check to the Fund c/o Rodney Square at the address above (payable to "Brazos Mutual Funds") or by wiring money to the Fund using the instructions outlined above. When making additional investments, be sure that the account name and number is identified on the check or wire and the Portfolio to be purchased is specified.

     Prior to wiring additional investments, notify the Fund by calling the number on the cover of this prospectus. Mail orders should include, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

OTHER PURCHASE INFORMATION

     Investments received by 4 p.m. ET (the close of the New York Stock Exchange ("NYSE")) will be invested at the price calculated after the NYSE closes that day. Orders received after 4 p.m. ET will receive the price calculated on the next business day. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. Purchases of shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

     Shares of the Portfolio may be purchased by customers of broker-dealers or other financial intermediaries ("Service Agents") which deal with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on the purchase or redemption of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, and which would not be imposed if shares of the Portfolio were purchased directly from the Fund or the Distributor. The Service Agents may provide shareholder services to theircustomers that are not available to a shareholder dealing directly with the Fund. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

     Service Agents may enter confirmed purchase orders on behalf of their customers. If shares of a Portfolio are purchased in this manner, the Service Agent must receive the investment order before the close of trading on the NYSE and transmit it to the Fund's Transfer Agent prior to the close of their business day to receive that day's share price. Proper payment for the order must be received by the Transfer Agent no later than the time when the Portfolio is priced on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

IN-KIND PURCHASES

     If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as described in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. Shares issued by a Portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

     The Fund will not accept securities in exchange for shares of a Portfolio unless:

     * at the time of the exchange, such securities are eligible to be included in the Portfolio and current market quotations are readily available for such securities;

     * the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or otherwise; and

     * the value of any such securities (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio immediately after the action.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                              REDEMPTION OF SHARES

     Shares of the Portfolio may be redeemed by mail or telephone, at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. Shareholders are charged a $12.00 fee for redemptions by wire. Otherwise there is no charge for redemptions. Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio.

BY MAIL

     The Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." Address requests for redemption to the Fund c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899. A request to redeem shares must include:

     *    share certificates, if issued;

     * a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     *    any required signature guarantees (see "SIGNATURE GUARANTEES"); and

     * any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     Shareholders who are uncertain of requirements for redemption should contact Rodney Square at 1-800-426-9157.

BY TELEPHONE

     In order to make a redemption request by telephone, you must:

     * establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Account Registration Form; and

     * call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

     The following tasks cannot be accomplished by telephone:

     * changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed);

     *    redemption of certificated shares by telephone.

     The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or Transfer Agent does not employ the procedures described above. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

     Please contact Rodney Square at 1-800-426-9157 for further details.

                              SIGNATURE GUARANTEES

     Signature guarantees are required for the following redemptions:

     * redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

     * redemptions where the proceeds are to be sent to someplace other than the registered address; or

     *    share transfer requests.

     The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

                          OTHER REDEMPTION INFORMATION

     Normally, the Fund will make payment for all shares redeemed under proper procedures within one business day of and no more than seven days after receipt of the request. The Fund may suspend the right of redemption or postpone the date, as permitted by the SEC, including under emergency circumstances and at times when the NYSE is closed.

     If the Fund's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

     Shares of the Portfolio may be exchanged for shares of any other Portfolio included in the Brazos Mutual Funds. Exchange requests should be made by writing to the Fund c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899 or calling 1-800-426-9157.

     Any exchange will be based on the net asset values of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Contact Rodney Square at 1-800-426-9157 for a copy of the Prospectus for the Portfolio(s). Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence. Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges with other Portfolios received prior to 4 p.m. (ET) will be processed as of the close of business on the same day. Requests received after that time will be processed on the next business day. The Board of Trustees may limit frequency and amount of exchanges permitted. For additional information regarding responsibility for the authenticity of telephoned instructions, see " REDEMPTION OF SHARES BY TELEPHONE" above. An exchange into another Portfolio of the Fund is a sale of shares and may result in a capital gain or loss for income tax purposes. The Fund may modify or terminate the exchange privilege at any time.

TRANSFER OF REGISTRATION

     You may transfer the registration of any of your Fund shares to another person by writing to the Fund at the above address. As in the case of redemptions, the written request must be received in good order before any transfer can be made. (See "REDEMPTION OF SHARES" for a definition of "good order.")

                                RETIREMENT PLANS

     Shares of the Fund are available for use in certain tax-deferred plans (such as Individual Retirement Accounts ("IRAs"), defined contribution, 401(k) and 403(b)(7) plans).

Individual Retirement Accounts

     Application forms and brochures for IRAs can be obtained from Rodney Square by calling 1-800-426-9157.

     Wilmington Trust Company ("WTC") makes available its services as an IRA custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the IRA will be redeemed automatically for purposes of making the payment. In addition, a $10 fee is charged to shareholders transferring out of a Fund IRA.

                               VALUATION OF SHARES

     The net asset value of the Portfolio is determined by dividing the sum of the total market value of the Portfolio's investments and other assets, less any liabilities, by the total number of shares outstanding. Net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

     The Portfolio uses the last quoted trading price as the market value for equity securities. For listed securities, the Fund uses the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents based upon the latest available bid price of such currencies against U.S. dollars quoted by any major bank or by a broker.

     Bonds and other fixed income securities are valued according to the broadest and most representative market which will ordinarily be the over-the-counter market. Net asst value includes interest on fixed income securities, which is accrued daily. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                            PERFORMANCE CALCULATIONS

     The Portfolio may advertise or quote total return data. Total return is calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Portfolio over a period. Aggregate total return reflects the total percentage change in value over a period. Both methods assume dividends and capital gains distributions are reinvested in Portfolio shares.

     The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices, all as further described in the Portfolio's SAI.

     The Portfolio will provide information about past performance together with a comparison to an appropriate index in its Annual Report to Shareholders. Following the end of the Portfolio's fiscal year, a free copy of the Portfolio's Annual Report to Shareholders will be available upon request by writing or calling the Fund at the address or phone number on the cover of this Prospectus.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Portfolio will distribute annually to shareholders substantially all of its net investment income, together with any net realized capital gains. Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders. The Portfolio's dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

FEDERAL TAXES

     The Portfolio intends to declare and pay dividend and capital gains distributions so as to avoid imposition of the Federal Excise Tax. To do so, the Portfolio expects to distribute an amount no less than:

     *    98% of its calendar year ordinary income;

     * 98% of its capital gains net income (the excess of short and long-term capital gains over short and long-term capital losses); and

     * 100% of any undistributed ordinary or capital gain net income from the prior year.

     Dividends paid by a Portfolio from net investment income, either in cash or reinvested in shares, will be taxable to shareholders as ordinary income. Dividends paid from the Portfolio will generally qualify in part for the 70% dividends received deduction for corporations, but the portion of the dividends so qualified depends on the ratio of the aggregate taxable qualifying dividend income received by the Portfolio from domestic (U.S.) sources to the total taxable income of the Portfolio, exclusive of long-term capital gains.

     Distributions paid by a Portfolio from long-term capital gains, either in cash or additional shares of the Portfolio (and regardless of the length of time the shares in the Portfolio have been owned by the shareholder), are taxable to shareholders as such. These distributions are not eligible for the dividends received deduction. Shareholders are notified annually by the Fund as to Federal tax status of dividends and distributions paid by a Portfolio. Dividends and distributions may also be subject to state and local taxes.

     Dividends declared in October, November, or December to shareholders on record in such month will be deemed to have been paid by the Fund and received by the shareholders on December 31 of such calendar year, provided that the dividends are paid before February 1 of the following year.

     Redemptions of shares in a Portfolio are taxable events for Federal income tax purposes.

STATE AND LOCAL TAXES

     Shareholders may also be subject to state and local taxes on distributions and redemptions. Shareholders should consult with their tax advisers regarding the tax status of distributions in their state and locality.

                               INVESTMENT ADVISER

     John McStay Investment Counsel is a limited partnership formed in 1983 and located at 5949 Sherry Lane, Suite 1560, Dallas, Texas 75225. The Adviser provides investment mnagement services to institutions and individuals. The Adviser currently has approximately $2.0 billion in assets under management. John D. McStay may be deemed to control the Adviser as a result of ownership of a majority interest in John McStay & Associates ("JMA"), the general partner of the Adviser. JMA owns a majority interest in the Adviser.

     An investment policy committee is responsible for the day-to-day management of the Portfolio's investments.

     Under an Investment Advisory Agreement with the Fund, dated as of November 25, 1996, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees.

     As compensation for its services as an Adviser, the Portfolio pays the Adviser an annual fee, in monthly installments, of 0.90% of the Portfolio's average daily net assets for the month.

     The Adviser has voluntarily agreed to keep operating expenses from exceeding 1.35% of average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of a Portfolio.

     The Adviser may compensate its affiliated companies for referring investors to the Portfolios. The Adviser, or any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund or a Portfolio. Payments made for any of these purposes may be made from the paying entity's revenues, its profits or any other source available to it. When such service arrangements are in effect, they are made generally available to all qualified service providers.

                        ADVISER'S HISTORICAL PERFORMANCE

     Set forth below are performance data provided by the Adviser pertaining to the composite of all separately managed accounts of the Adviser that are managed with substantially similar (although not necessarily identical) objectives, policies and strategies as those of the Portfolio. The performance data for the managed accounts is net of all fees and expenses. The investment returns of the Portfolio may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Portfolio. Further, the separately managed accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The results presented are not intended to predict or suggest the return of the Portfolio or the return an investor might achieve by investing in the Portfolio.

      John McStay Investment Counsel Small Capitalization Growth Portfolios
              (Percentage Returns Net of Average Management Fees)

               Institutional
                   Equity    S&P MidCap
Calendar Years    Accounts   400 Index   Russell 2000

        1987*       25.6%       -2.0%        -8.8%
        1988*       24.5%       20.9%        24.9%
        1989*       31.9%       35.6%        16.2%
        1990*       -4.0%       -5.1%       -19.5%
        1991*       68.9%       50.1%        46.1%
        1992*        8.7%       11.9%        18.4%
        1993        15.3%       14.0%        18.9%
        1994        -0.1%       -3.6%        -1.8%
        1995        30.1%       30.9%        28.4%
Year to Date        34.9%       12.4%        10.8%
(9/30/96)
Annualized          22.7%       15.67%       12.16%
Cumulative         634.9%      313.59%      206.23%
Nine-Year Mean      22.7%       17.0%        13.6%
Value of $1 invested
 during 9 3/4years
(1/1/87-9/30/96)    $7.35       $4.14        $3.06

     * Numbers are AIMR compliant from 1/1/93 forward; prior to that time all accounts, without regard to dollar value were equally weighted in determining composite performance. (See note 6 below)

Notes:

     1. The annualized return is calculated from monthly data, allowing for compounding. The formula used is in accordance with the acceptable methods set forth by the Association for Investment Management Research, The Bank Administration Institute, and the Investment Counsel Association of America. Market value of the account was the sum of the account's total assets, including cash, cash equivalents, short term investments, and securities valued at current market prices.

     2. The cumulative return means that $1 invested in the composite account on January 1, 1987 had grown to 7.35 by 9/30/96.

     3. The nine-year mean is the arithmetic average of the annual returns for the years listed.

     4. The S&P MidCap 400 and Russell 2000 are unmanaged indices which assume reinvestment of dividends on securities in the index and are generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above. The S&P MidCap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range of the U.S. stock market. The Russell 2000 is composed of the 2000 smallest socks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies. The comparative indices are not adjusted to reflect expenses or other fees reflected in the performance of a mutual und as required by the SEC.

     5. The Adviser's average annual management fee over the nine-year period (1987-1995) was 1% or 100 basis points. On January 1, 1987, the Adviser began managing the separate accounts using objectives, policies and strategies substantially similar to those of the Portfolio. During the period, fees on the Adviser's individual accounts ranged from 1% to 1 1/2% (100 basis points to 150 basis points). Net returns to investors vary depending on the management fee.

     6. Small Capitalization Growth Portfolios ("Composite") performance data is AIMR compliant from 1/1/93 forward. Prior to that time, the only difference in the calculation is that all portfolios were equally weighted without regard to dollar value in determining Composite performance. The Composite includes every account managed in JMIC's small capitalization style, consistent with AIMR guidelines. This equal weighting method follows the standards promulgated by the Investment Management Consultants' Association which predates standards established by AIMR. In 1990, the Composite results reflected portfolios ranging in number from 3 to 8 and in size from $3 million to $30 million, with a median size of $13 million. In 1991, the Composite reflected portfolios ranging in number from 8 to 18 and in size from $1 million to $46 million, with a median size of $15 million. In 1992, the Composite reflected portfolios ranging in number from 20 to 27 and in size from $4 million to $50 million, with a median size of $17 million. And, from 1987 through 1989 the Composite consisted of only one portfolio which for many years served as the model for all accounts managed in this style.

                             ADMINISTRATIVE SERVICES

     Rodney Square Management Corporation, 1100 N. Market Street, Wilmington, DE 19890-001, serves as Administrator, Transfer Agent and Dividend Paying Agent of the Fund and also provides accounting services to the Fund.

     As Administrator, Rodney Square supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. Rodney Square also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the Securities and Exchange Commission and state securities authorities. Rodney Square performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, Rodney Square receives an annual fee from the Fund equal to the greater of: (1) a minimum annual fee of $32,500 for each of the first two single-class Portfolios plus $15,000 for any additional Portfolio, or second or additional class of a Portfolio; or (2) an asset-based fee, equal to a percentage of the average daily net assets of the Fund, on a Fund-wide basis, according to the following schedule:

     0.15% of the first $50 million in assets; plus

     0.10% of assets between $50 million and $200 million; plus

     0.07% of assets in excess of $200 million.

     The Administrator's fee shall be payable monthly, as soon as practicable after the last day of each month, based on the Fund's average daily net assets as determined at the close of business on each business day throughout the month. Rodney Square also serves as Transfer Agent and Dividend Paying Agent of the Fund.

     Rodney Square also serves as an Accounting Agent to the Fund. As Accounting Agent, Rodney Square determines the Fund's net asset value per share and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund.

                                   DISTRIBUTOR

     Rodney Square Distributors, Inc., 1100 N. Market Street, Wilmington, DE 19899, has been engaged pursuant to a distribution agreement dated December 31, 1996, to assist in securing purchasers for shares of the Fund. RSD also directly, or through its affiliates, provides investor support services. RSD will receive no compensation for distribution of shares of the Fund, except for reimbursement of out-of-pocket expenses.

     Banking laws limit deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. RSD is an affiliate of WTC, the Fund's custodian bank for its domestic assets. RSD believes that it may perform the services contemplated by its agreement with the Fund without violation of applicable banking laws or regulations. If RSD were prohibited from performing these services, it is expected that the Board of Trustees would consider entering into agreements with other entities. It is not expected that shareholders would suffer any adverse financial consequences as a result of such an occurrence.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Portfolio. The Adviser may buy and sell securities for the account of the portfolio through the Adviser's affiliated broker-dealer. In such instances, the affiliated broker-dealer will complete transactions pursuant to procedures designed to ensure that charges for the transactions do not exceed usual and customary levels obtainable from other, unaffiliated broker-dealers. Such transactions and the procedures are supervised by the Fund's Board of Trustees. It is understood that the affiliated broker-dealer will not be utilized in situations where, in the Adviser's judgment, the brokerage services of another security firm would be in the best interest of the Portfolio. If consistent with the interests of the Portfolio, the Adviser may select brokers on the basis of research, statistical and pricing services these brokers provide to the Portfolio. Information and research receive from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. Such brokers may be paid a higher commission than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients. Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser. If a purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the allocations are subject to periodic review by the Funds Trustees.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund was organized as a Delaware Business Trust on October 24, 1996. The Trustees have the power to designate one or more series of shares of beneficial interest and to classify or reclassify any unissued shares without further action by shareholders. At its discretion, The Board of Trustees may create additional Portfolios and classes of shares.

     The shares of each Portfolio are fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

     Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters.

CUSTODIAN

     Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001, serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, PA 19103, is the independent accountants for the Fund.

REPORTS

     Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be made by contacting the Fund c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899, or by calling the telephone number listed on the cover of this Prospectus.

LITIGATION

     The Fund is not involved in any litigation.

                                                                      PROSPECTUS
                                                               December 31, 1996


             T R U S T E E S

             JOHN H. MASSEY
            DAVID M. REICHERT
           DAN L. HOCKENBROUGH



             O F F I C E R S
                                                         BRAZOS
           DAN L. HOCKENBROUGH                    JMIC SMALL CAP GROWTH
         Chairman of the Board,                    SECURITIES PORTFOLIO
         President and Treasurer

            TRICIA A. HUNDLEY
      Vice President, Secretary and
           Compliance Officer


                                                   --------------------
            C U S T O D I A N
                                                     A NO LOAD FUND
        WILMINGTON TRUST COMPANY                     SEEKING CAPITAL
             1100 N. MARKET                           APPRECIATION
       WILMINGTON, DELAWARE 19890
                                                   --------------------



              C O U N S E L
                                                   INVESTMENT ADVISER
  STRADLEY, RONON, STEVENS & YOUNG, LLP                JOHN McSTAY
        2600 ONE COMMERCE SQUARE                   INVESTMENT COUNSEL
    PHILADELPHIA, PENNSYLVANIA 19103               5949 SHERRY LANE
                                                       SUITE 1560
                                                  DALLAS, TEXAS 75225



             A U D I T O R S

        COOPERS & LYBRAND L.L.P.
         2400 ELEVEN PENN CENTER
    PHILADELPHIA, PENNSYLVANIA 19103

                     BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 31, 1996

     This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the Brazos Mutual Funds (the "Fund") for the BRAZOS/JMIC Small Cap Growth Portfolio Shares dated December 31, 1996. To obtain the Prospectus, please call Rodney Square Management Corporation at 1-800-426-9157.

                                Table of Contents

                                                                            Page

Investment Objective and Policies                                            2
Purchase of Shares                                                           6
Redemption of Shares                                                         6
Shareholder Services                                                         8
Investment Limitations                                                       9
Management of the Fund                                                       10
Investment Adviser                                                           11
Portfolio Transactions                                                       12
Performance Calculations                                                     12
General Information                                                          16
Financial Statements                                                         19

                        INVESTMENT OBJECTIVE AND POLICIES

     The following policies supplement the investment objective and policies of the BRAZOS/JMIC Small Cap Growth Portfolio as set forth in the Prospectus for the Portfolio:

SECURITIES LENDING

     The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that
(a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. The Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

HEDGING STRATEGIES

     The Portfolio may engage in various portfolio strategies to hedge against adverse movements in the equity markets. The Portfolio may write (i.e., sell) covered call options on its portfolio securities, purchase put and call options on securities and engage in transactions in related options on futures. Each of these portfolio strategies is described below.

FUTURES CONTRACTS

     The Portfolio may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by trading an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade and use futures contracts with the expectation of realizing profits from a fluctuation in interest rates.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide straddles or that the Fund's commodity futures and option positions be for other purposes, to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed five percent of the liquidation value of the Portfolio. The Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contracts purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or will be purchased by the Portfolio on the settlement date of the futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolios exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

     The Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

     The Portfolio will minimize the risk that it will be unable to close out a futures position by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular futures contract at any given time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close futures positions also could have an adverse impact on the Portfolio' ability to effectively hedge.

     The risk of loss in trading futures contracts in some strategies can be substantial due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying the futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Portfolio could lose money on futures contracts and also experience a decline in value of portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Futures contracts may be traded on foreign exchanges. Such transactions are subject to the risks of governmental actions affecting trading in or the prices of the securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS

     The Portfolio may purchase and sell put and call options on securities and futures contracts for hedging purposes. Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract on which it is based or the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

WRITING COVERED CALL OPTIONS

     The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on securities alone. By writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. The Portfolio writes only covered options, which means that so long as the Portfolio is obligated as the writer of the option it will, in a segregated account with its custodian, maintain cash, U.S. government securities, other high grade liquid debt securities or other liquid securities denominated in U.S. dollars with a value equal to or greater than the exercise price of the underlying securities.

PURCHASING OPTIONS

     The amount of any appreciation in the value of the underlying security subject to a put will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out th Portfolio's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Portfolio may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.

                               PURCHASE OF SHARES

     Shares of the Portfolio may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Fund. The minimum initial investment required for the Portfolio is $10,000 with certain exceptions as may be determined from time to time by the officers of the Fund. An order received in proper form prior to the 4:00 p.m. close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received not in proper form or after the 4:00 p.m. close of the NYSE will be executed at the price computed on the next day the NYSE is open after proper receipt. The NYSE will be closed on the following days: New Year's Day, January 1, 1997; President's Day, February 17, 1997; Good Friday, March 28, 1997; Memorial Day, May 26, 1997; Independence Day, July 4, 1997; and Labor Day, September 1, 1997; Thanksgiving Day, November 27, 1997; Christmas Day, December 25, 1997.

     The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

                              REDEMPTION OF SHARES

     The Portfolio may suspend redemption privileges or postpone the date of payment (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit. The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "How Share Prices are Determined," and a redeeming shareholder would normally incur brokerage expenses if those securities were converted to cash.

     No charge ismade by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

SIGNATURE GUARANTEES

     To protect your account, the Fund and Rodney Square Management Corporation (the "Administrator") from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) or the registered address or (2) share transfer requests. The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.

     Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institution is available from the Administrator. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

     The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              SHAREHOLDER SERVICES

    The following supplements the shareholder services information set forth in the BRAZOS/JMIC Small Cap Growth Portfolio's Prospectus:

EXCHANGE PRIVILEGE

     Shares of the BRAZOS/JMIC Small Cap Growth Portfolio may be exchanged for shares of any Portfolio included within the Brazos Mutual Funds. Exchange requests should be made by calling 1-800-426-9157 or by writing to Brazos Mutual Funds, c/o Rodney Square Management Corporation, 1100 North Market Street, 3rd Floor, Wilmington, DE 19890. The exchange privilege is only available with respect to Portfolios that are registered for sale in the shareholder's state of residence.

     Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the Administrator at 1-800-426-9157.

     Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after 4:00 p.m. will be processed on the next business day. Neither the Fund nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For Federal income tax purposes an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

     Shareholders may transfer shares of the Portfolio to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                             INVESTMENT LIMITATIONS

    The following limitations supplement those set forth in the Prospectus. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitations. Investment limitations (1), (2), (3) and (4) are classified as fundamental. Te Portfolio's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of the Portfolio. The Portfolio will not:

     (1)  invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Commission thereunder;

     (4)  underwrite the securities of other issuers;

     (5) invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5% and (ii) not more than 20% of the Portfolio's assets are invested in futures and options;

     (6)  purchase on margin or sell short except as specified in (5) above;

     (7) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

     (8) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers. The following is a list of the Trustees and Officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:


*    Daniel  Hockenbrough
     5949  Sherry  Lane,              Trustee,  President  and  Treasurer of the
     Suite 1560                       Fund; Since August 1996,  Business Manager
     Dallas,  Texas 75225             of   John   McStay   Investment   Counsel.
     Age 37                           Formerly, Chief Financial Officer of Waugh
                                      Enterprises, Inc. from November 1995 until
                                      August  1996;   Assistant   Controller  of
                                      Hicks, Muse, Tate & Furst Incorporated from December 1992 to November 1995; and
                                      Senior Associate at Coopers & Lybrand prior to December 1992.


     John H.  Massey
     4004 Windsor Avenue              Trustee of the Fund;  Private Investor and
     Dallas, Texas 75205              a Director  of The  Paragon  Group,  Inc.,
     Age 57                           Chancellor Broadcasting, Inc., Bank of the
                                      Southwest, Columbine JDS Systems, Inc. and
                                      FSW Holdings, Inc. Until 1996, Chairman of the Board and Chief Executive Officer of
                                      Life Partners Group, Inc.


     David M.  Reichert
     7415 Stonecrest Drive            Trustee  of the  Fund;  Private  Investor;
     Dallas, Texas 75240              formerly  Senior Vice  President of Moffet
     Age 57                           Capital    Management,    an    investment
                                      counseling  firm,  from January 1995 until
                                      June 1996 and Senior  Vice  President  and
                                      Portfolio   Manager  of  American  Capital
                                      Asset Management, a mutual fund management company, from April 1989 to July 1994.


*    Tricia A. Hundley
     5949  Sherry  Lane,              Vice  President,  Secretary and Compliance
     Suite 1560                       Officer  of  the  Fund;  Partner  of  John
     Dallas, Texas 75225              McStay Investment Counsel since 1987.
     Age 46

     * This person is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS

     The Fund pays each Trustee, who is not also an officer or affiliated person, a $500 quarterly retainer fee per active Portfolio which currently amounts to $1,000 per quarter. In addition, each unaffiliated Trustee receives a $500 meeting fee which is aggregated for all the Trustees and allocated proportionately among the Portfolios of the Fund, and reimbursement for travel and other expenses incurred while attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by either the Adviser or the Administrator and receive no compensation from the Fund. The following table shows aggregate compensation to be paid to each of the Fund's Trustees by the Fund in the fiscal year ending September 30, 1997.

COMPENSATION TABLE

       (1)                          (2)                  (3)                 (4)                  (5)
       Name of Person               Aggregate            Pension or          Estimated Annual     Total Compensation
       Position                     Compensation         Retirement Benefits Benefits Upon        from Registrant and
                                    From Registrant      Accrued as Part of  Retirement           Fund Complex Paid
                                                         Fund Expenses                            to Trustees
Daniel Hockenbrough
Director                            -0-                  -0-                 -0-                  -0-
John H. Massey
Director                            $1,000               -0-                 -0-                  $6,000
David M. Reichert
Director                            $1,000               -0-                 -0-                  $6,000

PRINCIPAL HOLDERS OF SECURITIES

     As of December 31, 1996, the following persons or organizations held of record 5% or more of the shares of the Portfolio: John McStay Investment Counsel. The Adviser, as the initial investor in the Fund, owns 100% of the shares issued by the Portfolio.

                               INVESTMENT ADVISER

ADVISORY FEES

     As compensation for services rendered by John McStay Investment Counsel (the "Adviser") under the Investment Advisory Agreement, the Portfolio pays the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to the Portfolio's average daily net assets for the month:

BRAZOS/JMIC Small Cap Growth Portfolio . . . . . . . .  0.90%

ADMINISTRATION FEES

     In addition to the fees received for its services as Administrator to the Fund, as set forth in the Prospectus under "ADMINISTRATIVE SERVICES," Rodney Square receives fees from the Fund for providing transfer agency, accounting and dividend disbursing services. Such fees are included in the calculation of "Other Expenses" which appears under the caption heading "FUND EXPENSES" in the Prospectus.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. The Adviser may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.

     It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                            PERFORMANCE CALCULATIONS

PERFORMANCE

    The Portfolio may from time to time quote various performance figures to illustrate past performance. Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows.

YIELD

     Current yield reflects the income per share earned by the Portfolio's investment. The current yield of the Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     This figure is obtained using the following formula:

                                             6
                              Yield=2[(a-b=1)  + 1]
                                       ---
                                       cd
where:

     a    = dividends and interest earned during the period
     b    = expenses accrued for the period (net of reimbursements)
     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions
     d    = the maximum offering price per share on the last day of the period.

TOTAL RETURN

     The average annual total return of the Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis.

     These figures will be calculated according to the following formula:

                                         n
                                   P(1+T) =ERV

where:

     P    = a hypothetical initial payment of $ 1,000

     T    = average annual total return

     n    = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

COMPARISONS

     To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications, indices and averages may be used:

     (a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow
          Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividend.

     (c) Standard & Poor's MidCap 400 Index - an unmanaged index measuring the performance of non-S&P 500 stocks in the mid-range sector of the U.S. stock market.

     (d) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     (e) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     (f) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     (g) Morgan Stanley Capital International EAFE Index and World Index - respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

     (h) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

     (i) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

     (j) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     (k) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

     (l) Lehman Brothers Long-Term Treasury Bond - is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

     (m) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     (n) Value Line - composed of over 1,600 stocks in the Value Line Investment Survey.

     (o) Russell 2000 - composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

     (p) Russell 2500 - composed of the 2,500 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

     (q) Composite Indices - 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

     (r)  CDA Mutual Fund Report published by CDA Investment Technologies,  Inc.
          - analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

     (s) Mutual Fund Source Book published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     (t) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

     (u) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change over time in the price of goods and services in major expenditure groups.

     (v) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates - historical meaure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

     (w) Savings and Loan Historical Interest Rates - as published by the U.S. Savings & Loan League Fact Book.

     (x) Lehman Brothers Government/Corporate Index - is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The
          Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

     (y) Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

     (z) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; Salomon Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund was organized as a Delaware business trust on October 24, 1996. The Fund's principal office is located at 5949 Sherry Lane, Dallas, Texas 75225; however, all investor correspondence should be directed to the Fund c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19890. The Fund's Agreement and Declaratio of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

     On each matter submitted to a vote of the shareholders, each holder of a share shall be entitled to one vote for each whole share and a fractional vote for each fractional share standing in his or her name on the books of the Fund.

     In the event of liquidation of the Fund, the holders of the shares of each Portfolio or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio, or in the case of a class, belonging to that Portfolio and allocable to that class, over the liabilities belonging to that Portfolio or class. The assets so distributable to the holders of shares of any particular Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of that Portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any Portfolio or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

     Shareholders have no pre-emptive or other rights to subscribe to any additional shares or other securities issued by the Fund or any Portfolio, except as the Trustees in their sole discretion shall have determined by resolution.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute annually substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes incurred and the imposition of the Federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted. See discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

     Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

     Each Portfolio of the Fund will be treated as a separate entity (and hence as a searate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.

FEDERAL  TAXES

     In order for the Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of the Portfolio's gross income for a taxable year must be derived from certain qualifying income, i.e., dividends, interest, income derived from loans of securities and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will, therefore, generally be qualifying income for purposes of the 90% requirement. Qualification as a regulated investment company also requires that less than 30% of the

Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on securities held for less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Portfolio's taxable year, and which are recognized for tax purposes, will not be considered gains on securities held for less than three months for the purposes of the 30% test.

     Except  for   transactions   the  Portfolio   has   identified  as  hedging
transactions, the Portfolio is required for Federal income tax purposes to recognize as income for the taxable year its net unrealized gains and losses on forward currency and futures contracts as of the end of the taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss without regard to the holding period of the contract. Recognized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's taxable year) on futures transactions. Such distribution will be combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders will be advised on the nature of the payment.

CODE OF ETHICS

     The Fund has adopted a Code of Ethics which restricts, to a certain extent, personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Brazos Mutual Funds:

     We have audited the accompanying Statement of Assets and Liabilities of Brazos Mutual Funds (the "Fund") as of December 11, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Brazos Mutual Funds as of December 11, 1996 in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 16, 1996

                               BRAZOS MUTUAL FUNDS
                      Statements of Assets and Liabilities
                             as of December 11, 1996

                                                                BRAZOS/JMIC         BRAZOS/JMIC
                                                                 Small Cap           Real Estate
                                                             Growth Portfolio    Securities Portfolio
Assets:
    Cash                                                          $ 50,000           $ 50,000
    Deferred Organizational and Offering Costs                      61,525             61,525
                                                                  --------           --------

    Total Assets                                                   111,525            111,525
                                                                  --------           --------


Liabilities:
    Accrued Organizational and Offering Costs                       61,525             61,525

    Total Liabilities                                               61,525             61,525


    Net Assets                                                    $ 50,000           $ 50,000
                                                                  ========           ========


Net Asset Value, Redemption and Offering Price Per Share
  (5,000 and 5,000 outstanding shares of beneficial interest,
   no par value, unlimited authorization, respectively)           $  10.00           $ 10.00
                                                                  ========           ========

    The accompanying notes are an integral part of the financial statements.

                               BRAZOS MUTUAL FUNDS
                          Notes to Financial Statements
                                December 11, 1996

1.   Organization:

     Brazos Mutual Funds (the "Fund") was organized on October 24, 1996 as a Delaware business trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company consisting of shares of two series -- BRAZOS/JMIC Small Cap Growth Portfolio (the "Small Cap Portfolio") and BRAZOS/JMIC Real Estate Securities Portfolio (the "Real Estate Securities Portfolio). The Fund has not commenced operations except those related to organizational matters and the sale of 5,000 Small Cap Portfolio shares of beneficial interest and 5,000 Real Estate Securities Portfolio shares of beneficial interest (collectively, the "initial shares") to John McStay Investment Counsel (the "Adviser") on December 11, 1996.


2.   Organizational Costs, Offering Costs and Transactions with Affiliates:

     Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the Fund's first year of operation.

     Certain trustees and officers of the Fund are also officers of the Fund's Adviser. Such trustees and officers are paid no fees by the Fund for serving as trustees or officers of the Fund.

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                               December 31, 1996


             T R U S T E E S

             JOHN H. MASSEY
            DAVID M. REICHERT
           DAN L. HOCKENBROUGH



             O F F I C E R S
                                                         BRAZOS
           DAN L. HOCKENBROUGH                    JMIC SMALL CAP GROWTH
         Chairman of the Board,                    SECURITIES PORTFOLIO
         President and Treasurer

            TRICIA A. HUNDLEY
      Vice President, Secretary and
           Compliance Officer


                                                   --------------------
            C U S T O D I A N
                                                     A NO LOAD FUND
        WILMINGTON TRUST COMPANY                     SEEKING CAPITAL
             1100 N. MARKET                           APPRECIATION
       WILMINGTON, DELAWARE 19890
                                                   --------------------



              C O U N S E L
                                                   INVESTMENT ADVISER
  STRADLEY, RONON, STEVENS & YOUNG, LLP                JOHN McSTAY
        2600 ONE COMMERCE SQUARE                   INVESTMENT COUNSEL
    PHILADELPHIA, PENNSYLVANIA 19103               5949 SHERRY LANE
                                                       SUITE 1560
                                                  DALLAS, TEXAS 75225



             A U D I T O R S

        COOPERS & LYBRAND L.L.P.
         2400 ELEVEN PENN CENTER
    PHILADELPHIA, PENNSYLVANIA 19103

                  BRAZOS/JMIC Real Estate Securities Portfolio
                                 1-800-426-9157

PROSPECTUS                                                    December 31, 1996

INVESTMENT OBJECTIVES

    Brazos Mutual Funds (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series of shares (known as "Portfolios") each of which has different investment objectives and investment policies. The BRAZOS/JMIC Real Estate Securities Portfolio currently offers only one class of shares. The securities offered in this Prospectus are shares of one diversified, no-load Portfolio managed by John McStay Investment Counsel.

     BRAZOS/JMIC Real Estate Securities Portfolio. The objective of the BRAZOS/JMIC Real Estate Securities Portfolio (the "Portfolio") is to provide a balance of ncome and appreciation (with reasonable risk to principal) by investing primarily in equity securities of companies which are principally engaged in the real estate industry.


     There can be no assurance that the Portfolio will meet its stated objective.

ABOUT THIS PROSPECTUS

     Keep this Prospectus for future reference. It contains information you should know before you invest. A "Statement of Additional Information" ("SAI") containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated December 31, 1996 and has been incorporated by reference into this Prospectus. For a free copy of the SAI write to the Fund or call the Fund's Administrator at the telephone number above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                             Dated December 31,1996

                               Investment Adviser
                         JOHN McSTAY INVESTMENT COUNCIL
                                5949 Sherry Lane
                                   Suite 1560
                                Dallas,TX 75225

                        RODNEY SQUARE DISTRIBUTORS, INC.

                               TABLE OF CONTENTS

Fund Expenses                                     3
Prospectus Summary                                4
Risk Factors                                      5
Investment Objective                              5
Investment Policies                               6
Other Investment Policies                         7
Investment Limitations                            10
Purchase of Shares                                11
Redemption of Shares                              14
Shareholder Services                              16
Valuation of Shares                               17
Performance Calculations                          17
Dividends, Capital Gains Distributions and Taxes  18
Investment Adviser                                19
Adviser's Historical Performance                  19
Administrative Servicies                          21
Distributor                                       21
Porfolio Transactions                             22
General Information                               22

     No person has been authorized to give any information or to make any representations not contained in the Prospectus, or in the Fund's Statement of Additional Information, in connection with the offering made by this Prospectus and, if given or made, such information or its representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                                  FUND EXPENSES

     The following table illustrates expenses and fees a shareholder of the Portfolio will incur. Additional transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. Please see "Purchase of Shares" for further information.

                        Shareholder Transaction Expenses

Sales Load Imposed on Purchases. . . . . . . . . . . . NONE

Sales Load Imposed on Reinvested Dividends. . . . . .  NONE

Deferred Sales Load. . . . . . . . . . . . . . . . . . NONE

Redemption Fees. . . . . . . . . . . . . . . . . . . . 1%*

Exchange Fees. . . . . . . . . . . . . . . . . . . . . NONE

* Shares held 90 days or more may be redeemed without cost. Shares held less than 90 days are subject to a 1% redemption fee which is retained by the Fund for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Portfolio to avoid transaction and other expenses caused by early redemption, and to facilitate portfolio management.

     The table below shows the expenses an investor in the Portfolio would bear directly or indirectly. The expenses and fees listed are based on estimates of the Portfolio's operating costs to be incurred during the fiscal period ending September 30, 1997.

                         Annual Fund Operating Expenses
                    (As a Percentage of Average Net Assets)

Investment Advisory Fees (After Fee Waivers) . . . .     .55%
Administrative Fees  . . . . . . . . . . . . . . . .     .15%
12b-1 Fees . . . . . . . . . . . . . . . . . . . . .     NONE
Other Expenses . . . . . . . . . . . . . . . . . . .     .55%
Total Operating Expenses (After Fee Waivers) . . . .    1.25%*

     The fees set forth above are estimated amounts for its first year of operations assuming average daily net assets of $20 million.

* The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the expense ratio from exceeding 1.25% of its average daily net assets. Without the fee waiver, the annual investment advisory fee would be .90% of average net assets. Absent the fee waiver, the Portfolio's total annual operating expenses are estimated to be 1.60% of average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of a Portfolio.

     The following example shows the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Portfolio does not charge the 1% redemption fee if shares are held for at least 90 days. The Portfolio charges a $12.00 redemption fee on all wire redemptions.

                                                1 year    3 years
BRAZOS/JMIC Real Estate Securities Portfolio      $13       $40

     This example should not be considered a representation of past or future expenses or performance. Acutal expenses may be greater or lesser than those shown.


                               PROSPECTUS SUMMARY

INVESTMENT ADVISER

     John McStay Investment Counsel (the "Adviser"), an investment counseling firm founded in 1983, is the investment adviser to the Portfolio. The Adviser currently manages approximately $2 billion in assets for institutional clients and high net worth individuals. See "INVESTMENT ADVISER."

PURCHASE OF  SHARES

     Shares of the Portfolio are offered through Rodney Square Distributors, Inc. (the "Distributor" or "RSD"). The shares are available to investors at net asset value without a sales commission. Shares can be purchased by sending investments directly to the Fund. The minimum initial investment is $10,000. The minimum for subsequent investments is $1,000. Certain exceptions to the initial or minimum investment amounts may be made by Fund officers. See "PURCHASE OF SHARES."

DIVIDENDS AND DISTRIBUTIONS

     The Portfolio will normally distribute substantially all of its net investment income in quarterly dividends. It will also annually distribute any realized net capital gains. Distributions will automatically be reinvested in Portfolio shares unless an investor elects to receive cash distributions. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

REDEMPTIONS AND EXCHANGES

     Shares of the Portfolio may be redeemed at any time, at the net asset value of the Portfolio next determined after receipt of the redemption request. Shares held 90 days or more may be redeemed without additional fees. Shares held less than 90 days are subject to a 1% redemption fee. The redemption price may be more or less than the purchase price. See "REDEMPTION OF SHARES."

ADMINISTRATIVE SERVICES

     Rodney Square Management Corporation (the "Administrator" or "Rodney Square"), is responsible for performing and overseeing administration, fund accounting, dividend disbursing and transfer agent services for the Fund. See "ADMINISTRATIVE SERVICES."

RISK FACTORS

     Prospective investors should consider the following:

     Because the Fund invests primarily in the real estate industry, it could conceivably own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. The Portfolio's investments may be subject to certain risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding, possible geographic concentration and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. The Portfolio's share price, yield and total returns fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

     In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 190. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in real estate investment trusts indirectly through the Fund, a Shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the real estate investment trusts.

                              INVESTMENT OBJECTIVE

     The objective of the Portfolio is to provide a balance of income and appreciation (with reasonable risk to principal) by investing primarily in equity securities of companies which are principally engaged in the real estate industry.

                               INVESTMENT POLICIES

     Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities of companies which are principally engaged in the real estate industry. The equity securities in which the Portfolio will invest consist of common stocks and securities convertible into common stocks, including convertible preferred stocks and convertible bonds. The Portfolio has adopted a fundamental policy that its investments will be concentrated in the real estate industry, which means that it will invest more than 25% of its assets in such industry.

     A company is "principally engaged in the real estate industry" if at least 50% of its assets (marked-to-market), gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies include: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts, which invest pooled funds principally in real estate related loans such as construction, development and long-term mortgage loans, brokers or real estate developers; hybrid real estate investment trusts, which hold properties and mortgages; and issuers with substantial real estate holdings such as paper and lumber producers and hotel and entertainment companies.

     The Portfolio may invest up to 20% of its total assets at the time of purchase in securities of companies that have (with predecessors) a continuous operating history of less than 3 years. Such investments may be characterized as potentially possessing higher business risks as well as greater stock market risks and price volatility. Such companies may face special risks that their products or services may not prove to be commercially successful. There is no limitation on the operating history of real estate investment trusts.

     The Adviser selects companies based on their strong cash flow, strong management, dividend yield, dividend growth potential and financial strength. The list of potential investments is further filtered by the use of traditional fundamental security analysis and valuation methods including, but not limited to, analysis of relative returns on capital and equity, reward to risk ratios and earnings and cash flow per share growth rates relative to valuation measures.

     It is anticipated that cash reserves will represent a relatively small percentage of total portfolio asses (less than 10% under most circumstances). In unusual circumstances, or for temporary defensive purposes when market or economic conditions warrant, the Portfolio may invest all or a portion of its assets in short-term investments, cash and cash equivalents. When the Portfolio is in a defensive position, it may not be pursuing its investment objective.

                            OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS

    Occasionally, the Portfolio may invest a portion of its assets in the following money market instruments, consistent with the Portfolio's investment policies.

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (not longer than seven days) at a stated interest rate. Time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio under most circumstances.

     Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

     The Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable to other debt securities which may be purchased by the Portfolio;

(2) Commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P;

(3)  Short-term corporate obligations rated A or better by Moody's or by S&P;

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Treasury, supported by the full faith and credit pledge of the .S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies; and

(6)  Repurchase agreements collateralized by securities listed above.

REPURCHASE AGREEMENTS

     The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities. In addition, the Portfolio may invest in repurchase agreements collateralized by certificates of deposit and certain bankers' acceptances and other securities outlined above under "Short-Term Investments." In a repurchase agreement, a Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement the seller will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price if such securities mature in one year or less or 101% of the repurchase price if such securities mature in more than one year.

     The use of repurchase agreements involves certain risks. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

LENDING OF SECURITIES

     Each Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. A Portfolio will not loan securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is subject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions about securities lending.

     An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolio will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

WHEN-ISSUED,   FORWARD  DELIVERY  AND  DELAYED  SETTLEMENT   SECURITIES

     The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement" or "orward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a Portfolio until it receives payment or delivery from the other party to any of the above transactions. The Portfolio will maintain a separate account of cash, U.S. Government securities, other high grade debt obligations or other liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made, although the Portfolio may earn income on securities it has deposited in a segregated account.

     The Portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in when-issued or forward delivery transactions, it does so to acquire securities consistent with its investment objective and policies-- not for investment leverage.

PORTFOLIO TURNOVER

     It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 300%. In addition to the Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for information on taxation.

INVESTMENT COMPANIES

     The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in securities of other open-end or closed-end investment companies. No more than 5% of the investing Portfolio's total assets may be invested in securities of any one investment company nor may it acquire more than 3% of the voting securities of any investment company. The Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

FUTURES CONTRACTS AND OPTIONS

     In order to remain fully invested and to reduce transaction costs, the Portfolio may invest in appropriate futures contracts and options (also known as derivatives). Because transaction costs associated with futures and options may be lower than the costs of investing in stocks and bonds directly, it is expected that use of index futures and options to facilitate cash flows may reduce a Portfolios overall transaction costs. The Portfolio may enter into futures contracts provided that not more than 5% of the Portfolio's assets are required as margin deposit to secure obligations under such contracts.

     Futures and options can be volatile and involve various degrees and types of risk. If the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with its investments, use of futures and options contracts could result in a loss. The Portfolio could also suffer losses if it is unable to liquidate its position due to an illiquid secondary market. In the opinion of the Trustees of the Fund, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions traded on national exchanges and for which there appears to be a liquid secondary market.

RESTRICTED SECURITIES

    The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. A Portfolio will invest no more than 15% of its net assets in illiquid securities. The prices realized from the sales of these securities could be less than those originally paid by the Portfolio or less than what would be considered the fair value of such securities.

COMPANIES WITH LIMITED OPERATING HISTORIES

     The Fund's portfolio may include securities of companies which have limited operating histories and may not yet be profitable. The investments in such companies offer opportunities for capital gains, but entail significant risks including, but not limited to, the volatility of the stock price and the viability of the firm's operations. The Fund will not invest in companies which together with predecessors have operating histories of less than three years if immediately thereafter and as a result of such investment the value of the Fund's holdings of such securities (other than securities of companies principally engaged in the real estate industry) exceeds 20% of the value of the Fund's total assets. Although not an investment policy of the Fund, it is anticipated that under normal circumstances, approximately 10% to 15% of he companies principally engaged in the real estate industry in which the Fund invests will have operating histories of less than three years.

     Except as specified above and as described under "INVESTMENT LIMITATIONS," the foregoing investment policies are not fundamental and the Trustees may change such policies without an affirmative vote of a majority of the outstanding voting securities of a Portfolio, as defined in the 1940 Act.

                             INVESTMENT LIMITATIONS

The Portfolio will not:

(a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the government of the U.S. or any agency or instrumentality thereof;

(b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(c) make loans except (i) by purchasing bonds, debentures or similar obligations which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(d) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event in excess of 33 % of the Portfolio's gross assets valued at the lower of market or cost, and a Portfolio may not purchase additional securities when borrowings exceed 5% of total gross assets; or

(e) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 % of its total assets at fair market value.

     The investment limitations described here and certain of the investment limitations in the Statement of Additional Information are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction.

                               PURCHASE OF SHARES

     Shares of the Portfolio may be purchased without sales commission, at the net asset value per share next determined afteran order, including payment in the manner described herein, is received by the Fund. (See "VALUATION OF SHARES.") The minimum initial investment required is $10,000.
Certain exceptions may be made by the officers of the Fund.

INITIAL INVESTMENTS

BY MAIL

* Complete and sign an Account Registration Form and mail it together with a check, drawn on a U.S. bank, made payable to Brazos Mutual Funds, to:

             Brazos Mutual Funds
             c/o Rodney Square Management Corporation
             P.O. Box 8987
             Wilmington, DE 19899

             A purchase order sent by overnight mail should be sent to:

             1105 North Market Street, 3rd Floor
             Wilmington, DE 19801

     Payment for the purchase of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined after receipt. Payment does not need to be converted into Federal Funds (moneys credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. Make certain that you specify the Portfolio in which you wish to invest on the Account Registration Form.

BY WIRE

* As soon as possible, telephone Rodney Square at 1-800-426-9157 and provide the account name, address, telephone number, social security or taxpayer identification number, Portfolio selected, amount being wired and the name of the bank wiring the funds. An account number will then be provided to you. Next,

*    instruct your bank to wire the specified amount to:

                      RODNEY SQUARE MANAGEMENT CORPORATION
                          C/O WILMINGTON TRUST COMPANY
                                 WILMINGTON, DE
                                ABA #0311-0009-2
                         ATTENTION: Brazos Mutual Funds
                      REF: PORTFOLIO NAME ________________
                               DDA Act. #2731-2721
              FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

* Forward a completed Account Registration Form to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the New York Stock Exchange and the Custodian Bank are open for business.

ADDITIONAL INVESTMENTS

     Additional investments can be made at any time. The minimum additional investment is $1,000. Shares can be purchased at net asset value by mailing a check to the Fund c/o Rodney Square at the address above (payable to "Brazos Mutual Funds") or by wiring money to the Fund using the instructions outlined above. When making additional investments, be sure that the account name and number is identified on the check or wire and the Portfolio to be purchased is specified.

     Prior to wiring additional investments, notify the Fund by calling the number on the cover of this prospectus. Mail orders should include, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

OTHER PURCHASE INFORMATION

     Investments received by 4 p.m. ET (the close of the New York Stock Exchange ("NYSE")) will be invested at the price calculated after the NYSE closes that day. Orders received after 4 p.m. ET will receive the price calculated on the next business day. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management such suspension or rejection is in the best interest of the Fund. Purchases of shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

     Shares of the Portfolio may be purchased by customers of broker-dealers or other financial intermediaries ("Service Agents") which deal with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on the purchase or redemption of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different purchase and redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditins. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the

Fund from the Fund assets attributable to the Service Agent and which would not be imposed if shares of the Portfolio were purchased directly from the Fund or the Distributor. The Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Fund. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

     Service Agents may enter confirmed purchase orders on behalf of their customers. If shares of a Portfolio are purchased in this manner, the Service Agent must receive the investment order before the close of trading on the NYSE and transmit it to the Fund's Transfer Agent prior to the close of their business day to receive that day's share price. Proper payment for the order must be received by the Transfer Agent no later than the time when the Portfolio is priced on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

IN-KIND PURCHASES

     If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as described in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. Shares issued by a Portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:

* at the time of the exchange, such securities are eligible to be included in the Portfolio and current market quotations are readily available for such securities;

* the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or otherwise; and

* the value of any such securities (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio immediately after the transaction.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                              REDEMPTION OF SHARES

    Shares of the Portfolio may be redeemed by mail or telephone, at any time, at the net asset value of the Portfolio next determined after receipt of the redemption request. Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio. Shares held 90 days or more may be redeemed without cost except for a $12 fee charged to shareholders for wire redemptions. Shares held less than 90 days will be subject to a 1% redemption fee which is retained by the Fund for the benefit of the remaining shareholders and is intended to encourage long-term investment in the Portfolio to avoid transaction and other expenses caused by early redemption and to facilitate portfolio management.

BY MAIL

     The Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." Address requests for redemption to Rodney Square at P.O. Box 8987, Wilmington, DE 19899. A request to redeem shares must include:

     *    share certificates, if issued;

     * a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     *    any required signature guarantees (see "SIGNATURE GUARANTEES"); and

     * any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     Shareholders who are uncertain of requirements for redemption should contact Rodney Square by calling 1-800-426-9157.

BY TELEPHONE

     In order to make a redemption request by telephone, you must:

     * establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Account Registration Form; and

     * call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

     The following tasks cannot be accomplished by telephone:

     * changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed);

     *    redemption of certificated shares by telephone.

     The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or Transfer Agent does not employ the procedures described above. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

     Please contact Rodney Square at 1-800-426-9157 for further details.


SIGNATURE GUARANTEES

     Signature guarantees are required for the following redemptions:

* redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

* redemptions where the proceeds are to be sent to someplace other than the registered address; or

*    share transfer requests.

     The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions mus be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION

     Normally, the Fund will make payment for all shares redeemed under proper procedures within one business day of and no more than seven days after receipt of the request. The Fund may suspend the right of redemption or postpone the date, as permitted by the SEC, including under emergency circumstances and at times when the NYSE is closed.

     If the Fund's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

     Shares of the Portfolio may be exchanged for shares of any other Portfolio included in the Brazos Mutual Funds. Exchange requests should be made by writing to the Fund c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899 or calling 1-800-426-9157.

     Any exchange will be based on the net asset values of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Contact Rodney Square at 1-800-426-9157 for a copy of the Prospectus for the Portfolio(s). Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence. Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges with other Portfolios received prior to 4 p.m. (ET) will be processed as of the close of business on the same day. Requests received after that time will be processed on the next business day. The Board of Trustees may limit frequency and amount of exchanges permitted. For additional information regarding responsibility for the authenticity of telephoned instructions, see " REDEMPTION OF SHARES -- BY TELEPHONE" above. An exchange into another Portfolio of the Fund is a sale of shares and may result in a capital gain or loss for income tax purposes. The Fund may modify or terminate the exchange privilege at any time.

TRANSFER OF REGISTRATION

     You may transfer the registration of any of your Fund shares to another person by writing to the Fund at the above address. As in the case of redemptions, the written request must be received in good order before any transfer can be made. (See "REDEMPTION OF SHARES" for a definition of "good order.")

                                RETIREMENT PLANS

     Shares of the Fund are available for use in certain tax-deferred plans (such as Individual Retirement Accounts ("IRAs"), defined contribution, 401(k) and 403(b)(7) plans).

Individual Retirement Accounts

     Application forms and brochures for IRAs can be obtained from Rodney Square by calling 1-800-426-9157.

     Wilmington Trust Company ("WTC") makes available its services as an IRA custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the IRA will be redeemed automatically for purposes of making the payment. In addition, a $10 fee will be charged to shareholders transferring out of a Fund IRA.

                              VALUATION OF SHARES

     The net asset value of the Portfolio is determined by dividing the sum of the total market value of the Portfolio's investments and other assets, less any liabilities, by the total number of shares outstanding. Net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

     Equity securities listed on a United States securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities are valued at the last quoted sale price on the day the valuation is made. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the latest available bid and asked price at the close of the NYSE on each day that the NYSE is open for business. Bonds and other fixed income securities are valued accoring to the broadest and most representative market which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                            PERFORMANCE CALCULATIONS

    The Portfolio may advertise or quote total return data. Total return is calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Portfolio over a period. Aggregate total return reflects the total percentage change in value over a period. Both methods assume dividends and capital gains distributions are reinvested in Portfolio shares.

    The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices, all as further described in the Portfolio's SAI.

     The Portfolio will provide information about past performance together with a comparison to an appropriate index in its Annual Report to Shareholders. Following the end of the Portfolio's fiscal year, a free copy of the Portfolio's Annual Report to Shareholders will be available upon request by writing or calling the Fund at the address or phone number on the cover of this Prospectus.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    The Portfolio will normally distribute substantially all of its net investment income to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them with the last dividend for the fiscal year. Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders. The Portfolio's dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive distributions in cash.

FEDERAL TAXES

     The Portfolio intends to declare and pay dividend and capital gains distributions so as to avoid imposition of the Federal Excise Tax. To do so, the Portfolio expects to distribute an amount no less than:

*    98% of its calendar year ordinary income;

* 98% of its capital gains net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending October 31; and

* 100% of any undistributed ordinary or capital gain net income from the prior year.

     Dividends paid by a Portfolio from net investment income, either in cash or reinvested in shares, will be taxable to shareholders as ordinary income. Dividends paid from the Portfolio will generally qualify in part for the 70% dividends received deduction for corporations, but the portion of the dividends so qualified depends on the ratio of the aggregate taxable qualifying dividend income received by the Portfolio from domestic (U.S.) sources to the total taxable income of the Portfolio, exclusive of long-term capital gains.

     Distributions paid by a Portfolio from long-term capital gains, either in cash or additional shares of the Portfolio (and regardless of the length of time the shares in the Portfolio have been owned by the shareholder), are taxable to shareholders as such. These distributions are not eligible for the dividends received deduction. Shareholders are notified annually by the Fund as to Federal tax status of dividends and distributions paid by a Portfolio. Dividends and distributions may also be subject to state and local taxes. Dividends declared in October, November, or December to shareholders on record in such month will be deemed to have been paid by the Fund and received by the shareholders on December 31 of such calendar year, provided that the dividends are paid before February 1 of the following year.

     Redemptions of shares in a Portfolio are taxable events for Federal income tax purposes.

STATE AND LOCAL TAXES

     Shareholders may also be subject to state and local taxes on distributions and redemptions. Shareholders should consult with their tax advisers regarding the tax status of distributions in their state and locality.

                               INVESTMENT ADVISER

    John McStay Investment Counsel is a limited partnership formed in 1983 and located at 5949 Sherry Lane, Suite 1560, Dallas, Texas 75225. The Adviser provides investment management services to institutions and individuals. The Adviser currently has approximately $2 billion in assets under management. John
D. McStay may be deemed to control the Adviser as a result of ownership of a majority interest in John McStay & Associates ("JMA"), the general partner of the Adviser. JMA owns a majority interest in the Adviser.


     An investment policy committee is responsible for the day-to-day management of the Portfolio's investments.

     Under an Investment Advisory Agreement with the Fund, dated as of November 25, 1996, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees.

     As compensation for its services as an Adviser, the Portfolio pays the Adviser an annual fee, in monthly installments, of .90% of the Portfolio's average daily net assets for the month. The Adviser has voluntarily agreed to keep operating expenses from exceeding 1.25% of average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of a Portfolio.

     The Adviser may compensate its affiliated companies for referring investors to the Portfolios. The Adviser, or any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund or a Portfolio. Payments made for any of these purposes may be made from the paying entity's revenues, its profits or any other source available to it. When such service arrangements are in effect, they are made generally available to all qualified service providers.

                        ADVISER'S HISTORICAL PERFORMANCE

     Set forth below are performance data provided by the Adviser pertaining to the composite of all separately managed accounts of the Adviser that are managed with substantially similar (although not necessarily identical) objectives, policies and strategies as those of the Portfolio. The performance data for the managed accounts is net of all fees and expenses. The investment returns of the Portfolio may differ from those of the separately managed accounts because such separately managed accounts may have fees and expenses that differ from those of the Portfolio. Further, the separately managed accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for the separately managed accounts. The results presented are not intended to predict or suggest the return of the Portfolio or the return an investor might achieve by investing in the Portfolio.

         John McStay Investment Counsel Real Estate Securities Portfolio
              (Percentage Returns Net of Average Management Fees)

                          Institutional    NAREIT       Wilshire
 Calendar Year          Equity Accounts  Equity Index  REIT Index

1994                           14.6%         3.2%         2.7%
1995                           20.5%        15.3%        12.2%
Year to Date (9/30/96)         17.4%        13.8%        14.1%
Annualized                     19.2%        11.7%        10.5%
Cumulative                     62.1%        35.4%        31.5%
(Two)-Year Mean                17.6%         9.2%         7.5%
Value of $1 invested
during 2 3/4 years
(1/1/94-9/30/96)              $ 1.62       $ 1.35       $ 1.32

Notes:

1. The annualized return is calculated from monthly data, allowing for compounding. The formula used is in accordance with the methods set forth by the Association for Investment Management Research, The Bank Administration Institute, and the Investment Counsel Association of America. Market Value of the account was the sum of the account's total assets, including cash, cash equivalents, short term investments, and securities valued at current market prices.

2. The cumulative return means that $1 invested in the composite account on January 1, 1994 had grown to $1.62 by 9/30/96.

3. The two-year mean is the arithmetic average of the annual returns for the years listed.

4. The NAREIT Equity Index and the Wilshire REIT Index are unmanaged indices which assume reinvestment of dividends on securities in the index and are generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above. NAREIT Equity Index is a compilation of market-weighted securities data collected from all tax-qualified equity real estate investment trusts listed on the New York and American Stock Exchanges and the NASDAQ. Wilshire REIT Index is a market capitalization-weighted index of publicly traded real estate securities. The comparative indices are not adjusted to reflect expenses or other fees reflected in the performance of a mutual fund as required by the SEC.

5. The Adviser's average annual management fee over the two-year period (1994-1995) was .90% or 90 basis points. During the period, fees on the Adviser's individual accounts ranged from .80% to 1% (80 basis points to 100 basis points). Net returns to investors vary depending on the management fee.

                             ADMINISTRATIVE SERVICES

     Rodney Square Management Corporation, 1100 N. Market Street, Wilmington, DE 19890-001, serves as Administrator, Transfer Agent and Dividend Paying Agent of the Fund and also provides accounting services to the Fund.

     As Administrator, Rodney Square supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. Rodney Square also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the Securities and Exchange Commission and state securities authorities. Rodney Square performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, Rodney Square receives an annual fee from the Fund equal to the greater of: (1) a minimum annual fee of $32,500 for each of the first two single-class Portfolios plus $15,000 for any additional Portfolio, or second or additional class of a Portfolio; or (2) an asset-based fee, equal to a percentage of the average daily net assets of the Fund, on a Fund-wide basis, according to the following schedule:

     0.15% of the first $50 million in assets; plus

     0.10% of assets between $50 million and $200 million; plus

     0.07% of assets in excess of $200 million.

     The Administrator's fee shall be payable monthly, as soon as practicable after the last day of each month, based on the Fund's average daily net assets as determined at the close of business on each business day throughout the month. Rodney Square also serves as Transfer Agent and Dividend Paying Agent of the Fund.

     Rodney Square also serves as an Accounting Agent to the Fund. As Accounting Agent, Rodney Square determines the Fund's net asset value per share and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund.

                                   DISTRIBUTOR

     Rodney Square Distributors, Inc., 1100 N. Market Street, Wilmington, DE 19899, has been engaged pursuant to a distribution agreement dated December 31, 1996, to assist in securing purchasers for shares of the Fund. RSD also directly, or through its affiliates, provides investor support services. RSD will receive no compensation for distribution of shares of the Fund, except for reimbursement of out-of-pocket expenses.

     Banking laws limit deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. RSD is an affiliate of WTC, the Fund's custodian bank for its domestic assets. RSD believes that it may perform the services contemplated by its agreement with the Fund without violation of applicable banking laws or regulations. If RSD were prohibited from performing these services, it is expected that the Board of Trustees would consider entering into agreements with other entities. It is not expected that shareholders would suffer any adverse financial consequences as a result of such an occurrence.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Advisor to select the brokers or dealers that will execute the purchases adn sales of investment securities for the Portfolio. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Portfolio. The Adviser may buy and sell secutities for the account of the portfolio through the Adviser's affiliated broker-dealer will complete transactions pursuant to procedures designed to ensure that charges for the transactions do not exceed usual and customary levels obtainable from other, unaffiliated broker-dealers. Such transactions and the procedures are supervised by the Fund's Board of Trustees. It is understood that the affiliated broker-dealer will not be utilized in situations where, in the Adviser's judgment, the brokerage services of another security firm would be in the best interest of the Portfolio. If consistent with the interests of the Portfolio, the Adviser may select brokers on the basis of research, statistical and pricing services these brokers provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. Such brokers may be paid a higher commission than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients. Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser. If a purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the allocations are subject to periodic review by the Fund's Trustees.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund was organized as a Delaware Business Trust on October 24, 1996. The Trustees have the power to designate one or more series of shares of beneficial interest and to classify or reclassify any unissued shares without further action by shareholders. At its discretion, the Board of Trustees may create additional Portfolios and classes of shares.

     The shares of each Portolio are fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

     Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters.

CUSTODIAN

     Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001, serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, PA 19103, is the independent accountants for the Fund.

REPORTS

     Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P..

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be made by contacting the Fund c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899, or by calling the telephone number listed on the cover of this Prospectus.

LITIGATION

The Fund is not involved in any litigation.

                                                                      PROSPECTUS
                                                               December 31, 1996


             T R U S T E E S

             JOHN H. MASSEY
            DAVID M. REICHERT
           DAN L. HOCKENBROUGH



             O F F I C E R S
                                                         BRAZOS
           DAN L. HOCKENBROUGH                       JMIC REAL ESTATE
         Chairman of the Board,                    SECURITIES PORTFOLIO
         President and Treasurer

            TRICIA A. HUNDLEY
      Vice President, Secretary and
           Compliance Officer


                                                   --------------------
            C U S T O D I A N
                                                     A NO LOAD FUND
        WILMINGTON TRUST COMPANY                     SEEKING CAPITAL
             1100 N. MARKET                           APPRECIATION
       WILMINGTON, DELAWARE 19890
                                                   --------------------



              C O U N S E L
                                                   INVESTMENT ADVISER
  STRADLEY, RONON, STEVENS & YOUNG, LLP                JOHN McSTAY
        2600 ONE COMMERCE SQUARE                   INVESTMENT COUNSEL
    PHILADELPHIA, PENNSYLVANIA 19103               5949 SHERRY LANE
                                                       SUITE 1560
                                                  DALLAS, TEXAS 75225



             A U D I T O R S

        COOPERS & LYBRAND L.L.P.
         2400 ELEVEN PENN CENTER
    PHILADELPHIA, PENNSYLVANIA 19103

                  BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
                       STATEMENT OF ADDITIONAL INFORMATION
                                December 31, 1996

     This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the Brazos Mutual Funds (the "Fund") for the BRAZOS/JMIC Real Estate Securities Portfolio Shares dated December 31, 1996. To obtain the Prospectus, please call Rodney Square Management Corporation at 1-800-426-9157.

                                Table of Contents
                                                                            Page

Investment Objective and Policies                                            2
Purchase of Shares                                                           6
Redemption of Shares                                                         6
Shareholder Services                                                         8
Investment Limitations                                                       9
Management of the Fund                                                      10
Investment Adviser                                                          11
Portfolio Transactions                                                      12
Performance Calculations                                                    12
General Information                                                         16
Financial Statements                                                        19

                        INVESTMENT OBJECTIVE AND POLICIES

     The following policies supplement the investment objective and policies of the BRAZOS/JMIC Real Estate Securities Portfolio as set forth in the Prospectus for the Portfolio:

SECURITIES LENDING

     The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that
(a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. The Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

HEDGING STRATEGIES

     The Portfolio may engage in various portfolio strategies to hedge against adverse movements in the equity markets. The Portfolio may write (i.e., sell) covered call options on its portfolio securities, purchase put and call options on securities and engage in transactions in related options on futures. Each of these portfolio strategies is described below.

FUTURES  CONTRACTS

     The Portfolio may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by trading an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade and use futures contracts with th expectation of realizing profits from a fluctuation in interest rates.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide straddles or that the Fund's commodity futures and option positions be for other purposes, to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed five percent of the liquidation value of the Portfolio. The Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contracts purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or will be purchased by the Portfolio on the settlement date of the futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolios exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS  ON THE USE OF FUTURES  CONTRACTS

     The Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

    The Portfolio will minimize the risk that it will be unable to close out a futures position by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular futures contract at any given time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

     The risk of loss in trading futures contracts in some strategies can be substantial due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying the futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Portfolio could lose money on futures contracts and also experience a decline in value of portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Futures contracts may be traded on foreign exchanges. Such transactions are subject to the risks of governmental actions affecting trading in or the prices of the securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS

     The Portfolio may purchase and sell put and call options on secutities and futures contracts for hedging purposes Investments in options involve some of the same consideratins that are involved in connection with investments in futures contracts (e.g. the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract on which it is based or the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

WRITING COVERED CALL OPTIONS

     The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on securities alone. By writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. The Portfolio writes only covered options, which means that so long as the Portfolio is obligated as the writer of the option it will, in a segregated account with its custodian, maintain cash, U.S. government securities, other high grade liquid debt securities or other liquid securities denominated in U.S. dollars with a value equal to or greater than the exercise price of the underlying securities.

PURCHASING OPTIONS

     The amount of any appreciation in the value of the underlying security subject to a put will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Portfolio's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Portfolio may purchase call options on securities held in its investmentportfolio on which it has written call options or on securities which it intends to purchase.

                               PURCHASE OF SHARES

     Shares of the Portfolio may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Fund. The minimum initial investment required for the Portfolio is $10,000 with certain exceptions as may be determined from time to time by the officers of the Fund. An order received in proper form prior to the 4:00 p.m. close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received not in proper form or after the 4:00 p.m. close of the NYSE will be executed at the price computed on the next day the NYSE is open after proper receipt. The NYSE will be closed on the following days: New Year's Day, January 1, 1997; President's Day, February 17, 1997; Good Friday, March 28, 1997; Memorial Day, May 26, 1997; Independence Day, July 4, 1997; and Labor Day, September 1, 1997; Thanksgiving Day, November 27, 1997; Christmas Day, December 25, 1997.

     The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

                              REDEMPTION OF SHARES

     The Portfolio may suspend redemption privileges or postpone the date of payment (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit. The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "How Share Prices are Determined," and a redeeming shareholder would normally incur brokerage expenses if those securities were converted to cash.

     No charge is made by the Portfolio for redemptions if shares are held for at least 90 days. Shares held for less than 90 days will be subject to a 1% redemption fee which is retained by the Fund for the benefit of the remaining shareholders and is intended to encourage long-trm investment in the Portfolio to avoid transaction and other expenses caused by early redemption and to facilitate portfolio management. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

SIGNATURE GUARANTEES

     To protect your account, the Fund and Rodney Square Management Corporation (the "Administrator") from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) or the registered address or (2) share transfer requests. The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.

     Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institution is available from the Administrator. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

     The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              SHAREHOLDER SERVICES

     The following supplements the shareholder services information set forth in the BRAZOS/JMIC Real Estate Securities Portfolio's Prospectus:

EXCHANGE PRIVILEGE

    Shares of the BRAZOS/JMIC Real Estate Securities Portfolio may be exchanged for shares of any other Portfolio. Exchange requests should be made by calling the Fund at 1-800-426-9157 or by writing to Brazos Mutual Funds, c/o Rodney Square Management Corporation, 1100 North Market Street, 3rd Floor, Wilmington, DE 19890. The exchange privilege is only available with respect to Portfolios that are qualified for sale in the shareholder's state of residence.

     Any such exchange will be based on the respective net asset vaues of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the Administrator at 1-800-426-9157.

     Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after 4:00 p.m. will be processed on the next business day. Neither the Fund nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For Federal income tax purposes an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

     Shareholders may transfer shares of the Portfolio to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                             INVESTMENT LIMITATIONS

    The following limitations supplement those set forth in the Prospectus. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitations. Investment limitations (1), (2), (3) and (4) are classified as fundamental. The Portfolio's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of he Portfolio. The Portfolio will not:

(1)  invest in physical commodities or contracts on physical commodities;

(2) purchase or sell real estate or real estate limited partnerships, (although it may purchase and sell mortgage-related securities and securities of companies which deal in real estate or interests therein and may liquidate real estate acquired as a result of default on a mortgage and may purchase and sell securities which are secured by interests in real estate, invest in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);

(3) make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Commission thereunder;

(4)  underwrite the securities of other issuers;

(5) invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5% and (ii) not more than 20% of the Portfolio's assets are invested in futures and options;

(6)  purchase on margin or sell short except as specified in (5) above;

(7) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

(8) issue senior securities, as defined in the 1940 Act, except that this restrictions shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions.

     In addition, the Portfolio has adopted a fundamental policy that its investments shall be concentrated in the real estate industry.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers. The following is a list of the Trustees and Officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:


*    Daniel  Hockenbrough
     5949  Sherry  Lane,              Trustee,  President  and  Treasurer of the
     Suite 1560                       Fund; Since August 1996,  Business Manager
     Dallas,  Texas 75225             of   John   McStay   Investment   Counsel.
     Age 37                           Formerly, Chief Financial Officer of Waugh
                                      Enterprises, Inc. from November 1995 until
                                      August  1996;   Assistant   Controller  of
                                      Hicks, Muse, Tate & Furst Incorporated from December 1992 to November 1995; and
                                      Senior Associate at Coopers & Lybrand prior to December 1992.


     John H.  Massey
     4004 Windsor Avenue              Trustee of the Fund;  Private Investor and
     Dallas, Texas 75205              a Director  of The  Paragon  Group,  Inc.,
     Age 57                           Chancellor Broadcasting, Inc., Bank of the
                                      Southwest, Columbine JDS Systems, Inc. and
                                      FSW Holdings, Inc. Until 1996, Chairman of the Board and Chief Executive Officer of
                                      Life Partners Group, Inc.


     David M.  Reichert
     7415 Stonecrest Drive            Trustee  of the  Fund;  Private  Investor;
     Dallas, Texas 75240              formerly  Senior Vice  President of Moffet
     Age 57                           Capital    Management,    an    investment
                                      counseling  firm,  from January 1995 until
                                      June 1996 and Senior  Vice  President  and
                                      Portfolio   Manager  of  American  Capital
                                      Asset Management, a mutual fund management company, from April 1989 to July 1994.


*    Tricia A. Hundley
     5949  Sherry  Lane,              Vice  President,  Secretary and Compliance
     Suite 1560                       Officer  of  the  Fund;  Partner  of  John
     Dallas, Texas 75225              McStay Investment Counsel since 1987.
     Age 46

*This person is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS

     The Fund pays each Trustee, who is not also an officer or affiliated person, a $500 quarterly retainer fee per active Portfolio which currently amounts to $1,000 per quarter. In addition, each unaffiliated Trustee receives a $500 meeting fee which is aggregated for all the Trustees and allocated proportionately among the Portfolios of the Fund and reimbursement for travel and other expenses incurred while attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by either the Adviser or the Administrator and receive no compensation from the Fund. The following table shows aggregate compensation to be paid to each of the Fund's Trustees by the Fund in the fiscal year ending September 30, 1997.

COMPENSATION TABLE

       (1)                          (2)                  (3)                 (4)                  (5)
       Name of Person               Aggregate            Pension or          Estimated Annual     Total Compensation
       Position                     Compensation         Retirement Benefits Benefits Upon        from Registrant and
                                    From Registrant      Accrued as Part of  Retirement           Fund Complex Paid
                                                         Fund Expenses                            to Trustees
Daniel Hockenbrough
Director                            -0-                  -0-                 -0-                  -0-
John H. Massey
Director                            $1,000               -0-                 -0-                  $6,000
David M. Reichert
Director                            $1,000               -0-                 -0-                  $6,000

PRINCIPAL HOLDERS OF SECURITIES

     As of December 31, 1996, the following persons or organizations held of record 5% or more of the shares of the Portfolio: John McStay Investment Counsel. The Adviser, as the initial investor in the Fund, owns 100% of the shares issued by the Portfolio.

                               INVESTMENT ADVISER

ADVISORY FEES

     As compensation for services rendered by John McStay Investment Counsel (the "Adviser") under the Investment Advisory Agreement, the Portfolio pays the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to th Portfolio's average daily net assets for the month:

BRAZOS/JMIC Real Estate Securities Portfolio              0.90%

ADMINISTRATION FEES

     In addition to the fees received for its services as Administrator to the Fund, as set forth in the Prospectus under "ADMINISTRATIVE SERVICES," Rodney Square receives fees from the Fund for providing transfer agency, accounting and dividend disbursing services. Such fees are included in the calculation of "Other Expenses" which appears under the caption heading "FUND EXPENSES" in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. The Adviser may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.

     It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no secified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                            PERFORMANCE CALCULATIONS

PERFORMANCE

     The Portfolio may from time to time quote various performance figures to illustrate past performance. Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows.

YIELD

     Current yield reflects the income per share earned by the Portfolio's investment. The current yield of the Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     This figure is obtained using the following formula:

                                             6
                              Yield=2[(a-b=1)  + 1]
                                       ---
                                       cd

where:

a    = dividends and interest earned during the period
b    = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive income distributions
d    = the maximum offering price per share on the last day of the period.

TOTAL RETURN

     The average annual total return of the Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis.

     These figures will be calculated according to the following formula:

                                         n
                                   P(1+T) =ERV

where:

P=   a hypothetical initial payment of $ 1,000
T=   average annual total return
n=   number of years
ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

COMPARISONS

     To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications, indices and averages may be used:

(a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

(b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

(c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

(d) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

(e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

(f) Morgan Stanley Capital International EAFE Index and World Index - respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

(g) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

(h) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

(i) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approimately 800 issues with maturities of 12 years or greater.

(j) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

(k) Lehman Brothers Long-Term Treasury Bond - is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

(l) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

(m) Value Line - composed of over 1,600 stocks in the Value Line Investment Survey.

(n) Russell 2000 - composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

(o) Composite Indices - 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

(p) CDA Mutual Fund Report published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

(q) Mutual Fund Source Book published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

(r) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

(s) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change over time in the price of goods and services in major expenditure groups.

(t) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

(u) Savings and Loan Historical Interest Rates - as published by the U.S. Savings & Loan League Fact Book.

(v) Lehman Brothers Government/Corporate Index - is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade
     (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

(w) Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

(x) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; Salomon Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.


(y) NAREIT Equity Index - A compilation of market-weighted securities data collected from all tax-qualified equity real estate investment trusts listed on the New York and American Stock Exchanges and the NASDAQ. The index tracks performance, as well as REIT assets, by property type and geographic region.

(z) Wilshire Real Estate Securities Index, published by Wilshire Associates - a market capitalization-weighted index of publicly traded real estate securities, such as real estate investment trusts, real estate operating companies and partnerships.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.


                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund was organized as a Delaware business trust on October 24, 1996. The Fund's principal office is located at 5949 Sherry Lane, Suite 1560, Dallas, Texas 75225; however, all investor correspondence should be directed to the Fund c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19890. The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.


     On each matter submitted to a vote of the shareholders, each holder of a share shall be entitled to one vote for each whole share and a fractional vote for each fractional share standing in his or her name on the books of the Fund.

     In the event of liquidation of the Fund, the holders of the shares of each Portfolio or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio, or in the case of a class, belonging to that Portfolio and allocable to that class, over the liabilities belonging to that Portfolio or class. The assets so distributable to the holders of shares of any particular Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of that Portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any Portfolio or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

     Shareholders have no pre-emptive or other rights to subscribe to any additional shares or other securities issued by the Fund or any Portfolio, except as the Trustees in their sole discretion shall have determined by resolution.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains annually in the amount and at the times that will avoid both income (including capital gains) taxes incurred and the imposition of the Federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted. See discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

     Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are sbject to income taxes as set forth in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

     Each Portfolio of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.

FEDERAL  TAXES

     In order for the Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of the Portfolio's gross income for a taxable year must be derived from certain qualifying income, i.e., dividends, interest, income derived from loans of securities and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will, therefore, generally be qualifying income for purposes of the 90% requirement. Qualification as a regulated investment company also requires that less than 30% of the Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on securities held for less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Portfolio's taxable year, and which are recognized for tax purposes, will not be considered gains on securities held for less than three months for the purposes of the 30% test.

     Except  for   transactions   the  Portfolio   has   identified  as  hedging
transactions, the Portfolio is required for Federal income tax purposes to recognize as income for the taxable year its net unrealized gains and losses on forward currency and futures contracts as of the end of the taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss without regard to the holding period of the contract. Recognized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     The portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's taxable year) on futures transactions. Such distribution will be combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders will be advised on the nature of the payment.

 CODE OF ETHICS

     The Fund has adopted a Code of Ethics which restricts, to a certain extent, personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Brazos Mutual Funds:

     We have audited the accompanying Statement of Assets and Liabilities of Brazos Mutual Funds (the "Fund") as of December 11, 1996. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Brazos Mutual Funds as of December 11, 1996 in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 16, 1996

                               BRAZOS MUTUAL FUNDS
                      Statements of Assets and Liabilities
                             as of December 11, 1996

                                                                BRAZOS/JMIC         BRAZOS/JMIC
                                                                 Small Cap           Real Estate
                                                             Growth Portfolio    Securities Portfolio
Assets:
    Cash                                                          $ 50,000           $ 50,000
    Deferred Organizational and Offering Costs                      61,525             61,525
                                                                  --------           --------

    Total Assets                                                   111,525            111,525
                                                                  --------           --------


Liabilities:
    Accrued Organizational and Offering Costs                       61,525             61,525

    Total Liabilities                                               61,525             61,525


    Net Assets                                                    $ 50,000           $ 50,000
                                                                  ========           ========


Net Asset Value, Redemption and Offering Price Per Share
  (5,000 and 5,000 outstanding shares of beneficial interest,
   no par value, unlimited authorization, respectively)           $  10.00           $ 10.00
                                                                  ========           ========

    The accompanying notes are an integral part of the financial statements.

                               BRAZOS MUTUAL FUNDS
                          Notes to Financial Statements
                                December 11, 1996

1.   Organization:

     Brazos Mutual Funds (the "Fund") was organized on October 24, 1996 as a Delaware business trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company consisting of shares of two series -- BRAZOS/JMIC Small Cap Growth Portfolio (the "Small Cap Portfolio") and BRAZOS/JMIC Real Estate Securities Portfolio (the "Real Estate Securities Portfolio). The Fund has not commenced operations except those related to organizational matters and the sale of 5,000 Small Cap Portfolio shares of beneficial interest and 5,000 Real Estate Securities Portfolio shares of beneficial interest (collectively, the "initial shares") to John McStay Investment Counsel (the "Adviser") on December 11, 1996.


2.   Organizational Costs, Offering Costs and Transactions with Affiliates:

     Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the Fund's first year of operation.

     Certain trustees and officers of the Fund are also officers of the Fund's Adviser. Such trustees and officers are paid no fees by the Fund for serving as trustees or officers of the Fund.

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                               December 31, 1996


             T R U S T E E S

             JOHN H. MASSEY
            DAVID M. REICHERT
           DAN L. HOCKENBROUGH



             O F F I C E R S
                                                          BRAZOS
           DAN L. HOCKENBROUGH                       JMIC REAL ESTATE
         Chairman of the Board,                    SECURITIES PORTFOLIO
         President and Treasurer

            TRICIA A. HUNDLEY
      Vice President, Secretary and
           Compliance Officer


                                                   --------------------
            C U S T O D I A N
                                                     A NO LOAD FUND
        WILMINGTON TRUST COMPANY                     SEEKING CAPITAL
             1100 N. MARKET                           APPRECIATION
       WILMINGTON, DELAWARE 19890
                                                   --------------------



              C O U N S E L
                                                   INVESTMENT ADVISER
  STRADLEY, RONON, STEVENS & YOUNG, LLP                JOHN McSTAY
        2600 ONE COMMERCE SQUARE                   INVESTMENT COUNSEL
    PHILADELPHIA, PENNSYLVANIA 19103               5949 SHERRY LANE
                                                       SUITE 1560
                                                  DALLAS, TEXAS 75225



             A U D I T O R S

        COOPERS & LYBRAND L.L.P.
         2400 ELEVEN PENN CENTER
    PHILADELPHIA, PENNSYLVANIA 19103